Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Operating leases, rental expense		$ 7,700,000	$ 7,000,000	$ 6,800,000
Supply agreement, original term		12 years
Supply agreement, description	The agreement requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine.	The agreement requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the No. 5 paper machine.
Ownership of steam and electricity produced	28.00%	28.00%
Obligation to purchase steam output	72.00%
Restricted cash	4,120,000	3,560,000	27,399,000
Supply agreement expiration date	Jun. 01, 2017
Latest Expiration
Commitments and Contingencies Disclosure [Line Items]
Operating leases, expiration year		2022
Jointly Owned Utility Plant
Commitments and Contingencies Disclosure [Line Items]
Restricted cash	$ 200,000